Major Vendors (Tables)	6 Months Ended
Jun. 30, 2020
Major Vendors [Abstract]
Schedule of purchase from and accounts payable
	Purchase		Accounts Payable
Vendor	2019	2018	2019	2018
A	$2,143,550	$895,014	$658,200	$382,974
B	1,587,222	1,650,000	254,529	1,650,000
Total	$3,730,772	$2,545,014	$912,729	$2,032,974